Note 15 - Share Capital	12 Months Ended
Jan. 31, 2021
Notes to Financial Statements
Share Capital [Text Block]
Note
15
– Share Capital

On
June 6, 2018,
we filed a final short-form base shelf prospectus (the
“2018
Base Shelf Prospectus”), that allowed us to offer and issue the following securities: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one
of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities could have been offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one
or more shelf prospectus supplements. The aggregate initial offering price of securities that could have been sold by us (or certain of our current or future shareholders) pursuant to the
2018
Base Shelf Prospectus during the
25
-month period that the
2018
Base Shelf Prospectus, including any amendments thereto, remained valid was limited to an aggregate of
$750
million.

On
June 10, 2019,
we completed a public offering of common shares in the United States and Canada at a price of
$35.50
per common share pursuant to the
2018
Base Shelf Prospectus
and related prospectus supplement filed in connection with the offering (the “Offering”)
. The total offering of
6,900,000
common shares included the exercise in full by the underwriters of the
15%
over-allotment option, for aggregate gross proceeds to Descartes of
$245.0
million. Net proceeds to Descartes were approximately
$236.6
million once expenses associated with the Offering were deducted inclusive of the related deferred tax benefit on share issuance costs. The
2018
Base Shelf Prospectus expired in
July 2020.

On
July 16, 2020,
we filed a final short-form base shelf prospectus (the
“2020
Base Shelf Prospectus”), allowing us to offer and issue the following securities: (i) common shares; (ii) preferred shares; (iii) senior or subordinated unsecured debt securities; (iv) subscription receipts; (v) warrants; and (vi) securities comprised of more than one
of the aforementioned common shares, preferred shares, debt securities, subscription receipts and/ or warrants offered together as a unit. These securities may
be offered separately or together, in separate series, in amounts, at prices and on terms to be set forth in one
or more shelf prospectus supplements. The aggregate initial offering price of securities that may
be sold by us (or certain of our current or future shareholders) pursuant to the
2020
Base Shelf Prospectus during the
25
-month period that the
2020
Base Shelf Prospectus, including any amendments thereto, remains valid is limited to an aggregate of
$1
billion.
No
securities have yet been sold pursuant to the
2020
Base Shelf Prospectus.

The following table sets forth the common shares outstanding (number of shares in thousands):

	January 31,	January 31,	January 31,
(thousands of shares)	2021	2020	2019
Balance, beginning of year	84,156	76,865	76,773
Shares issued:
Stock options and share units exercised	338	95	46
Issuance of common shares	-	6,900	-
Acquisitions (Note 3)	-	296	46
Balance, end of year	84,494	84,156	76,865

Cash flows provided from stock options and share units exercised during
2021,
2020
and
2019
were approximately
$6.2
million,
$1.5
million and
$0.5
million, respectively.